RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTIES
19.	RELATED PARTIES

In December 2019, the Company purchased a $30 million participation in a $70 million new debt facility issued by Payless Holdings LLC (“Payless”). Funds and accounts affiliated with Axar also invested $20 million in this facility. The investment was initially proposed by the Company’s Chairman of the Board, Mr. Axelrod, and subsequently approved by the Board. The Axar funds controlled by Mr. Axelrod own approximately 30% of the equity of Payless, and Mr. Axelrod serves on Payless’ board of directors. The Company’s investment in Payless represented approximately 4% of the total fair market value of all of the Company’s trusts as of March 31, 2020 and December, 31, 2019.

As of March 31, 2020, Axar beneficially owned 52.4% of the Company’s outstanding common stock, which constituted a majority of the Company’s outstanding common stock. As a result, the Company is a “controlled company” within the meaning of NYSE corporate governance standards. For discussion of certain risks and uncertainties attributable to the Company being a controlled company, see Part I, Item 1A. Risk Factors of the Company’s Annual Report, and for discussion on the security ownership of certain beneficial owners, directors and executives of the Company, see Part III, Item 12. Security Ownership of Certain Beneficial Owners and Management and Related Stockholder Matters of the Annual Report.

On April 1, 2020 and April 3, 2020, the Company entered into the Axar Commitment and the 2020 Preferred Purchase Agreement, respectively, with Axar and funds or accounts under its management, respectively. For further details, see Note 18 Subsequent Events of this Report.

21.	RELATED PARTIES

On February 4, 2019, the Partnership entered into the Eighth Amendment and Wavier to Credit Agreement with, among other parties, certain funds affiliated with Axar Capital Management, LP (collectively, the “Axar Lenders”) pursuant to which, among other things, the Axar Lenders agreed to provide an up to $35.0 million bridge financing in the form of a Tranche B Revolving Credit Facility (the “Tranche B Facility”). Borrowings under the financing arrangement including the Tranche B Facility were collateralized by a perfected first priority security interest in substantially all assets of the Partnership and the other borrowers thereunder held for the benefit of the existing Tranche A Revolving Lenders and bore interest at a fixed rate of 8.0%. Borrowings under the Tranche B Facility on original date thereof were subject to an original issue discount in the amount of $0.7 million, which was recorded as original issue discount, and the Partnership paid additional interest in the amount $0.7 million at the termination and payment in full of the financing arrangement, which will be accreted to interest expense over the term of the financing arrangement. As of the date of the transaction, funds and/or managed accounts for which Axar Capital Management, LP served as investment manager (collectively, the “Axar Vehicles”) beneficially owned approximately 19.5% of the Partnership’s outstanding common units. The highest outstanding principal amount under the Tranche B Facility during 2019 was $35.0 million, all of which was repaid (together with interest, including the original issue discount), in the amount of $2.2 million, in connection with the Recapitalization Transactions.

On June 27, 2019, the Axar Vehicles, David Miller and certain other investors (individually a “Purchaser” and collectively the “Purchasers”) and the Company entered into the Series A Preferred Unit Purchase Agreement (the “Series A Purchase Agreement” and the transactions contemplated thereby, the “Preferred Offering”) pursuant to which the Partnership sold to the Purchasers an aggregate of 52,083,333 of the Partnership’s Series A Preferred Units (the “Preferred Units”) at a purchase price of $1.1040 per Preferred Unit, reflecting an 8% discount to the liquidation preference of each preferred unit, for an aggregate purchase price of $57.5 million. The Axar Vehicles purchased an aggregate of 39,764,492 Preferred Units for an aggregate purchase price of $43.9 million and David Miller purchased an aggregate of 996,377 Preferred Units for an aggregate purchase price of $1.1 million. Immediately prior to consummation of the Preferred Offering, Andrew M. Axelrod, the sole member of Axar GP, LLC, the general partner of Axar Capital Management, LP, and Mr. Miller were appointed directors of the Partnership’s general partner.

On June 27, 2019, the Partnership also consummated a private placement of $385.0 million of 9.875%/11.500% Senior Secured PIK Toggle Notes due 2024 to certain financial institutions (collectively with the Preferred Offering, the “Recapitalization Transactions”) pursuant to the terms of an indenture dated June 27, 2019 by and among the Company, Cornerstone Family Services of West Virginia Subsidiary, Inc. (collectively with the Company, the “Issuers”), certain direct and indirect subsidiaries of the Company (as guarantors), the initial purchasers party thereto and Wilmington Trust, National Association, as trustee. A portion of the net proceeds of the Recapitalization Transactions were used to repay the outstanding principal balance of and accrued and unpaid interest on the Tranche B Facility with the Axar Lenders.

On October 25, 2019, the Partnership completed the Rights Offering. In accordance with the terms of the Preferred Units as set forth in the Partnership’s Third Amended and Restated Agreement of Limited Partnership dated as of June 27, 2019, the gross proceeds from the Rights Offering were used to redeem an aggregate of 3,039,380 Preferred Units at a redemption price of $1.20 per Preferred Unit, including (i) 1,921,315 Preferred Units redeemed from the Axar Vehicles for an aggregate redemption price of $2,305,578 and (ii) 90,432 Preferred Units redeemed from the David Miller for an aggregate redemption price of $108,518. In addition, Messrs. Redling and Negrotti participated and acquired 422,341 and 7,519 common units, respectively, in the Rights Offering.

In December 2019, the Company purchased a $30 million participation in a $70 million new debt facility issued by Payless Holdings LLC (“Payless”). Funds and accounts affiliated with Axar also invested $20 million in this facility. The investment was initially proposed by the Company’s Chairman of the Board, Mr. Axelrod and subsequently approved by the Board. The Axar funds controlled by Mr. Axelrod own approximately 30% of the equity of Payless, and Mr. Axelrod serves on Payless’ board of directors. The Company’s investment in Payless represents approximately 4% of the total fair market value of all of the Company’s trusts as of December, 31, 2019.

As of March 1, 2020, Axar beneficially owned 52.4% of the Company’s outstanding common stock, which constituted a majority of the Company’s outstanding common stock. As a result, the Company is a “controlled company” within the meaning of NYSE corporate governance standards. For discussion of certain risks and uncertainties attributable to the Company being a controlled company, see Part I, Item 1A. Risk Factors of this Annual Report. For discussion on the security ownership of certain beneficial owners, directors and executives of the Company, see Part III, Item 12. Security Ownership of Certain Beneficial Owners and Management and Related Stockholder Matters of this Annual Report.

On April 1, 2020 and April 3, 2020, the Company entered into the Axar Commitment and the 2020 Preferred Purchase Agreement, respectively, with Axar and funds or accounts under its management, respectively. For further details, see Note 26 Subsequent Events of this Annual Report.